Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Statement of financial position [abstract]
Summary of classification of borrowings

	As of December 31, 2021	As of December 31, 2020
Noncurrent
Borrowings	447,751	349,559

Total noncurrent	447,751	349,559

Current
Borrowings	163,222	190,227

Total current	163,222	190,227

Total Borrowings	610,973	539,786

Summary of maturities of borrowings (excluding lease liabilities) and exposure to interest rates
Below are the maturity dates of Company borrowings (excluding lease liabilities) and their exposure to interest rates:

	As of December 31, 2021	As of December 31, 2020
Fixed interest
Less than 1 year	109,016	113,174
From 1 to 2 years	112,860	105,652
From 2 to 5 years	214,491	134,623
Over 5 years	75,468	—

Total	511,835	353,449
Variable interest
Less than 1 year	54,206	77,053
From 1 to 2 years	44,932	64,352
From 2 to 5 years	—	44,932

Total	99,138	186,337

Total Borrowings	610,973	539,786

Summary of detailed information about borrowings
The carrying amount of borrowings effective as of December 31, 2021, is as follows:

Subsidiary	Bank	Execution date	Currency	Principal	Interest	Annual rate		Maturity date	Carrying amount

Vista Argentina	Banco Galicia, Banco Itaú Unibanco, Banco Santander Rio and Citibank NA (1)	July, 2018	US	150,000	Variable	LIBOR + 4.5	% (1)	July, 2023	184,581
				150,000	Fixed	8%
Vista Argentina	Banco BBVA S.A.	July, 2019	US	15,000	Fixed	9.40%		July, 2022	5,081
Vista Argentina	Santander International	January, 2021	US	11,700	Fixed	1.80%		January, 2026	137	(2)

Subsidiary	Bank	Execution date	Currency	Principal	Interest	Annual rate	Maturity date	Carrying amount
Vista Argentina	Santander International	July, 2021	US	43,500	Fixed	2.05%	July, 2026	60	(2)
Vista Argentina	Bolsas y Mercados Argentinos S.A.	December, 2021	ARS	917,892	Fixed	32%	March, 2022	3,191	(3)

Subsidiary	Instrument		Execution date	Currency		Principal	Interest	Annual rate	Maturity date	Carrying amount

Vista Argentina	ON II		August, 2019	US		50,000	Fixed	8.50%	August, 2022	50,492
Vista Argentina	ON III		February, 2020	US		50,000	Fixed	3.50%	February, 2024	50,316
Vista Argentina	ON IV	(1)	August, 2020	ARS		725,650	Variable	Badlar + 1.37%	February, 2022	7,427
Vista Argentina	ON V		August, 2020	US		20,000	Fixed	0%	August, 2023	19,869
			December, 2020	US		10,000	Fixed	0%	August, 2023	9,931
Vista Argentina	ON VI		December, 2020	US		10,000	Fixed	3.24%	December, 2024	9,940
Vista Argentina	ON VII		March, 2021	US		42,371	Fixed	4.25%	March, 2024	41,970
Vista Argentina	ON VIII		March, 2021	ARS	(2)	3,054,537	Fixed	2.73%	September, 2024	40,888
Vista Argentina	ON IX		June, 2021	US		38,787	Fixed	4.00%	June, 2023	38,551
Vista Argentina	ON X		June, 2021	ARS	(2)	3,104,063	Fixed	4.00%	March, 2025	36,891

Subsidiary	Instrument	Execution date	Currency	Principal	Interest	Annual rate	Maturity date	Carrying amount
Vista Argentina	ON XI	August, 2021	US	9,230	Fixed	3.48%	August, 2025	9,196
Vista Argentina	ON XII	August, 2021	US	100,769	Fixed	5.85%	August, 2031	102,452

Summary of reconciliation of liabilities arising from financing activities
Changes in the borrowings were as follows:

	As of December 31, 2021	As of December 31, 2020
Amounts at beginning of year	539,786	451,413
Proceeds from borrowings (1)	361,203	198,618
Borrowings interest (Note 11.2) (2)	50,660	47,923

Payment of borrowings costs	(3,326)	(2,259)
Payment of borrowings interest	(54,636)	(43,756)
Payment of borrowings principal	(284,695)	(98,761)
Amortized cost (Note 11.3) (2)	4,164	2,811
Remeasurement in borrowings (Note 11.3) (2)	19,163	—
Changes in foreign exchange rate (2)	(21,346)	(16,203)

Amounts at end of year	610,973	539,786

(1)
As of December 31, 2021, including
358,093
from borrowings received and 3,110 from the release of government bonds granted as security of prior loans. and as of December 31, 2020, including
201,728
nets of 3,110 of government bonds in guarantees. These transactions did not generate cash flows.

(2)	These transactions did not generate cash flows.

Schedule of warrants liability
The liability for warrants will eventually be part of the Company’s equity (Series A ordinary shares) when the securities are exercised or will be extinguished once pending securities expire and will not give rise to a cash disbursement by the
Company.

Noncurrent	As of December 31, 2021	As of December 31, 2020

Warrants	2,544	362

Total noncurrent	2,544	362

Summary of financial instruments by category
The following chart includes the financial instruments broken down by category:

As of December 31, 2021	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Assets
Defined benefit asset’s plan (Note 23)	7,594	—	7,594
Trade and other receivables (Note 17)	199	—	199

Total noncurrent financial assets	7,793	—	7,793

Cash, bank balances and other short-term investments (Note 20)	185,546	129,467	315,013
Trade and other receivables (Note 17)	32,430	—	32,430

Total current financial assets	217,976	129,467	347,443

Liabilities
Borrowings (Note 18.1)	447,751	—	447,751
Trade and other payables (Note 26)	50,159	—	50,159
Warrants (Note 18.3)	—	2,544	2,544
Lease liabilities (Note 15)	19,408	—	19,408

Total noncurrent financial liabilities	517,318	2,544	519,862

Borrowings (Note 18.1)	163,222	—	163,222
Trade and other payables (Note 26)	138,482	—	138,482
Lease liabilities (Note 15)	7,666	—	7,666

Total current financial liabilities	309,370	—	309,370

As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Assets
Defined benefit asset’s plan (Note 23)	8,004	—	8,004
Trade and other receivables (Note 17)	546	—	546

Total noncurrent financial assets	8,550	—	8,550

Cash, bank balances and other short-term investments (Note 20)	170,851	32,096	202,947
Trade and other receivables (Note 17)	30,109	—	30,109

Total current financial assets	200,960	32,096	233,056

F-5
8

As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Liabilities
Borrowings (Note 18.1)	349,559	—	349,559
Warrants (Note 18.3)	—	362	362
Lease liabilities (Note 15)	17,498	—	17,498

Total noncurrent financial liabilities	367,057	362	367,419

Borrowings (Note 18.1)	190,227	—	190,227
Trade and other payables (Note 26)	118,619	—	118,619
Lease liabilities (Note 15)	6,183	—	6,183

Total current financial liabilities	315,029	—	315,029

Summary of financial income and expense
Below are income, expenses, profit, or loss from each financial instrument:
For the year ended December 31, 2021
:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total

Interest income (Note 11.1)	65	—	65
Interest expense (Note 11.2)	(50,660)	—	(50,660)
Amortized cost (Note 11.3)	(4,164)	—	(4,164)
Changes in the fair value of warrants (Note 11.3)	—	(2,182)	(2,182)
Net changes in foreign exchange rate (Note 11.3)	14,328		14,328
Discount of assets and liabilities at present value (Note 11.3)	(2,300)		(2,300)
Changes in the fair value of financial assets (Note 11.3)	—	5,061	5,061
Interest expense on lease liabilities (Note 11.3)	(1,079)	—	(1,079)
Discount for well plugging and abandonment (Note 11.3)	(2,546)	—	(2,546)
Remeasurements of borrowings (Note 11.3)	(19,163)	—	(19,163)
Other (Note 11.3)	4,851	—	4,851

Total	(60,668)	2,879	(57,789)

For the year ended December 31,
2020:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total

Interest income (Note 11.1)	822	—	822
Interest expense (Note 11.2)	(47,923)	—	(47,923)
Amortized cost (Note 11.3)	(2,811)	—	(2,811)
Changes in the fair value of warrants (Note 11.3)	—	16,498	16,498
Net changes in foreign exchange rate (Note 11.3)	3,068	—	3,068
Discount of assets and liabilities at present value (Note 11.3)	(3,432)	—	(3,432)
Impairment of financial assets (Note 11.3)	(4,839)	—	(4,839)
Changes in the fair value of financial assets (Note 11.3)	—	(645)	(645)
Interest expense on lease liabilities (Note 11.3)	(1,641)	—	(1,641)
Discount for well plugging and abandonment (Note 11.3)	(2,584)	—	(2,584)
Other (Note 11.3)	633	—	633

Total	(58,707)	15,853	(42,854)

For the year ended December 31,
2019:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	3,770	—	3,770
Interest expense (Note 11.2)	(34,163)	—	(34,163)

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Amortized cost(Note 11.3)	(2,076)	—	(2,076)
Changes in the fair value of warrants (Note 11.3)	—	6,840	6,840
Net changes in foreign exchange rate (Note 11.3)	(2,991)	—	(2,991)
Discount of assets and liabilities at present value (Note 11.3)	(10)	—	(10)
Changes in the fair value of the financial assets (Note 11.3)	—	873	873
Interest expense on lease liabilities (Note 11.3)	(1,561)	—	(1,561)
Discount for well plugging and abandonment (Note 11.3)	(1,723)	—	(1,723)
Other (Note 11.3)	(67)	—	(67)

Total	(38,821)	7,713	(31,108)

Summary of financial assets and liabilities measured at fair value
The following chart shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2021 and 2020:

As of December 31, 2021	Level 1	Level 2	Level 3	Total

Assets
Financial assets at fair value through profit or loss
Short term investments	129,467	—	—	129,467

Total assets	129,467	—	—	129,467

As of December 31, 2021	Level 1	Level 2	Level 3	Total
Liabilities

Financial liabilities at fair value through profit or loss
Warrants	—	—	2,544	2,544

Total liabilities	—	—	2,544	2,544

As of December 31, 2020	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Short term investments	32,096	—	—	32,096

Total assets	32,096	—	—	32,096

As of December 31, 2020	Level 1	Level 2	Level 3	Total
Liabilities
Financial liabilities at fair value through profit or loss
Warrants	—	—	362	362

Total liabilities	—	—	362	362

F-60

Summary of weighted average assumptions used to estimate fair value
The following assumptions were used in estimating the fair value of warrants as of December 31, 2021, and
2020:

	As of December 31, 2021	As of December 31, 2020

Annualized volatility	39.94%	40.21%
Risk free domestic interest rate	7.15%	4.34%
Risk free foreign interest rate	0.55%	0.13%
Remainder period in years	1.29 years	2.29 years

Reconciliation of level 3 fair value measurements
Reconciliation of level 3 measurements at fair value:

	As of December 31, 2021	As of December 31, 2020

Warrants liability amount at beginning of year:	362	16,860
Loss / (profit) from changes in the fair value of warrants (Note 11.3)	2,182	(16,498)

Amounts at end of year (Note 18.3)	2,544	362

Summary of fair value of liabilities

As of December 31, 2021	Carrying amount	Fair value	Level
Liabilities

Borrowings	610,973	560,409	2

Total liabilities	610,973	560,409

As of December 31, 2020	Carrying amount	Fair value	Level
Liabilities

Borrowings	539,786	567,381	2

Total liabilities	539,786	567,381

Summary of effect of change in foreign exchange rates

	As of December 31, 2021		As of December 31, 2020
Changes in rates in Argentine pesos	+/- 63%		+/- 50%
Effect on profit or loss	(69,835	) / 69,835	(22,170	) / 22,170
Effect on equity	(69,835	) / 69,835	(22,170	) / 22,170

Summary of sensitivity analysis for types of market risk

	As of December 31, 2021		As of December 31, 2020
Changes in government bonds	+/- 10%		+/- 10%
Effect on profit before income tax	380 /	(380)	163 /	(163)
Changes in mutual funds	+/-10%		+/-10%
Effect on profit before income tax	12,567 /	(12,567)	3,046 /	(3,046)

Summary of detailed information about concentration of risk that arises from contracts within scope of IFRS 17
The Company has the following credit risk concentration with respect to its interest in all receivables as of December 31, 2021, and 2020 and revenue per year.

	As of December 31, 2021	As of December 31, 2020

Percentages to total trade receivables:
Customers
Raizen Argentina S.A.	53%	25%
Trafigura Argentina S.A.	2%	25%
Camuzzi Gas Pampeana, S.A.	1%	13%
	For the year ended December 31, 2021	For the year ended December 31, 2020

Percentages to revenue from contracts with customers per product:
Crude oil
Trafigura Argentina S.A.	40%	46%
Raizen Argentina S.A.	26%	17%
Valero Marketing and Supply Company	10%	-%
ENAP Refinerías S.A.	6%	12%
Trafigura Pte LTD	5%	17%
Natural Gas
Generación Mediterránea S.A.	15%	-%
Cía. Administradora del Mercado Mayorista Eléctrico S.A.	10%	-%
Rafael G. Albanesi S.A.	11%	22%
Camuzzi Gas Pampeana S.A.	3%	29%
Metroenergía S.A.	1%	13%

Summary of credit risk exposure
Below is the information on the credit risk exposure of the Company’s trade receivables:

As of December 31, 2021	To fall due	<90 days	90–365 days	>365 days	Total

Days past due
Estimated total gross amount at default	23,729	1,495	406	—	25,630
Expected credit losses	—	—	(406)	—	(406)

					25,224

As of December 31, 2020	To fall due	<90 days	90–365 days	>365 days	Total
Days past due
Estimated total gross amount at default	18,236	5,024	3	—	23,263
Expected credit losses	—	—	(3)	—	(3)

					23,260

Summary of managing liquidity risk
Below is the assessment of the Company’s liquidity risk as of December 31, 2021, and
2020:

	As of December 31, 2021	As of December 31, 2020

Current assets	375,070	267,836
Current liabilities	385,738	333,738

Liquidity i ndex	0.972	0.803

Summary of contractual undiscounted cash flows of financial liabilities

As of December 31, 2021	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	146,148	163,222	309,370
From 1 to 2 years	58,372	157,792	216,164
From 2 to 5 years	9,688	214,491	224,179
Over 5 years	4,051	75,468	79,519

Total	218,259	610,973	829,232

As of December 31, 2020	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	124,802	190,227	315,029
From 1 to 2 years	5,733	170,004	175,737
From 2 to 5 years	12,127	179,555	191,682

Total	142,662	539,786	682,448